The following table summarizes the Company’s stock option activity during the year ended at December 31, 2021: (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning balance	272,000	616,666
Weighted Average Exercise Price, Outstanding as of beginning	$ 2.00	$ 0.60
Granted		405,334
Number of shares, Outstanding, Ending balance	272,000	272,000
Weighted-Average Exercise Price, Outstanding, Ending balance	$ 2.00	$ 2.00
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning balance	533,000
Weighted Average Exercise Price, Outstanding as of beginning	$ 0.73
Granted	135,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.13
Number of shares, Outstanding, Ending balance	668,000	533,000
Weighted-Average Exercise Price, Outstanding, Ending balance	$ 0.55	$ 0.73
Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Begnning	0.001
Exercise Price per Share, Granted	0.001
Ending	0.001	0.001
Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Begnning	1.21
Exercise Price per Share, Granted	0.32
Ending	$ 1.21	$ 1.21